Summary of Significant Accounting Policies - Summary Of Customer Accounts Receivable And Contract Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 675,796	¥ 643,843	$ 97,981
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 474,019	¥ 494,109
Concentration Risk, Percentage	38.55%	39.93%
Customer A | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 11,952	¥ 134,292
Concentration Risk, Percentage	0.97%	10.85%
Customer B | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 78,775	¥ 190,284
Concentration Risk, Percentage	6.41%	15.38%
Customer C | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 151,033	¥ 109,676
Concentration Risk, Percentage	12.28%	8.86%
Customer D | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	¥ 232,259	¥ 59,857
Concentration Risk, Percentage	18.89%	4.84%